Prepaid Expenses	12 Months Ended
Aug. 31, 2021
Prepaid Expenses
17. Prepaid Expenses

17. Prepaid Expenses

Prepaid expenses consist of the following as at August 31, 2021 and August 31, 2020:

	August 31	August 31
	2021	2020
	$	$
Advertising and conferences	168,760	21,878
Consulting	18,750	-
Legal fees	31,380	47,498
Licence, filing fees, dues	19,500	8,541
Office and insurance	80,863	78,792
Research and development	-	25,386
	319,253	182,095